Share Capital - Schedule of Outstanding and Exercisable Stock Options (Details) (10-K) (Parenthetical)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Reverse stock split	1:4.75 reverse stock split	1:4.75 reverse stock split	1:4.75 reverse stock split	1:4.75 reverse stock split